Organization (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING EXPENSES
General and administrative expense	$ 107,988	$ 285,783	$ 530,998
Operating Expenses	107,988	285,783	530,998
LOSS FROM OPERATIONS	(107,988)	(285,783)	(530,998)
OTHER INCOME/(EXPENSE)
Interest income	497	1,110	2,530
Total other income/(expense)	$ 497	$ 1,110	2,530
INCOME TAX
NET LOSS	$ (107,491)	$ (284,673)	$ (528,468)
Beijing Guangwang Hetong [Member]
OPERATING EXPENSES
General and administrative expense	26,585	61,929
Operating Expenses	26,585	61,929
LOSS FROM OPERATIONS	(26,585)	(61,929)
OTHER INCOME/(EXPENSE)
Interest income	41	194
Total other income/(expense)	$ (26,544)	$ (61,735)
INCOME TAX
NET LOSS	$ (26,544)	$ (61,735)